Income Tax - Schedule of Reconciliation between the Provision for Income Tax (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Reconciliation between the Provision for Income Tax [Abstract]
Profit before income tax	$ (26,582,692)	$ (3,416,844)	$ 2,598,909
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income tax computed at Hong Kong Profits Tax rate	$ (4,386,145)	$ (563,779)	$ 428,820
Reconciling items:
Tax effect of income that is not taxable	(3,999)	(514)	815,476
Tax effect of expenses that is not deductible	57,014	7,328	24,193
Tax effect of different tax rates in other jurisdiction	2,832,350	364,060	(495,059)
Over provision for pervious year	(138,766)	(17,836)	(71,241)
Tax concession	(3,000)	(386)	(3,000)
Valuation allowance	1,896,278	243,741
Others	2		61
Total	$ 253,734	$ 32,614	$ 699,250